Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
– profit for the year	$ 16,670	$ 14,693	$ 6,099
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	(5,468)	(2,139)	1,750
– fair value gains/(losses)	(7,261)	(2,270)	2,947
– fair value gains transferred to the income statement on disposal	(20)	(464)	(668)
– expected credit (recoveries)/losses recognised in the income statement	67	(49)	48
– income taxes	1,746	644	(577)
Cash flow hedges	(3,655)	(664)	471
– fair value gains/(losses)	(4,207)	595	(157)
– fair value (gains)/losses reclassified to the income statement	(758)	(1,514)	769
– income taxes	1,310	255	(141)
Share of other comprehensive income/(expense) of associates and joint ventures	(367)	103	(73)
– share for the year	(367)	103	(73)
– exchange differences	(9,931)	(2,393)	4,855
Items that will not be reclassified subsequently to profit or loss:
– property revaluation	280	0	0
Remeasurement of defined benefit asset/liability	(1,031)	(274)	834
– before income taxes	(1,723)	(107)	1,223
– income taxes	692	(167)	(389)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	1,922	531	167
– before income taxes	2,573	512	190
– income taxes	(651)	19	(23)
Equity instruments designated at fair value through other comprehensive income	107	(446)	212
– fair value gains/(losses)	107	(443)	212
– income taxes	0	(3)	0
Effects of hyperinflation	842	315	193
Other comprehensive income/(expense) for the year, net of tax	(17,301)	(4,967)	8,409
Total comprehensive income/(expense) for the year	(631)	9,726	14,508
Attributable to:
– ordinary shareholders of the parent company	(2,393)	7,765	12,146
– preference shareholders of the parent company	0	7	90
– other equity holders	1,213	1,303	1,241
– non-controlling interests	$ 549	$ 651	$ 1,031